Offerings - Offering: 1	Oct. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	10,000,000
Proposed Maximum Offering Price per Unit	0.8049
Maximum Aggregate Offering Price	$ 8,049,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 700.26
Offering Note	This Registration Statement covers, in addition to the number of shares of the Registrant's common stock ("Common Stock") stated above, such indeterminate number of any additional shares of Common Stock that may become issuable under the First Breach Inc. Omnibus Securities and Incentive Plan, by reason of any stock split, stock dividend or similar transaction pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act") Represents shares of common stock available and reserved for issuance under the First Breach Inc. Omnibus Securities and Incentive Plan. Pursuant to paragraphs (c) and (h) of Rule 457, the proposed maximum offering price per share and the proposed maximum aggregate offering price have been computed based on the average of the high and low sale prices of the Common Stock reported on the NASDAQ Stock Market on October 14, 2026, a date within five business days prior to the date of filing the Registration Statement.